Form N-1A Cover	Jan. 23, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Document Effective Date	Feb. 01, 2026
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Creation Date	Jan. 23, 2026
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026